Supplemental Cash Flow Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Disclosures
Interest paid	$ 167	$ 168	$ 135
Income taxes paid, net of refunds received	56	(39)	57
Supplemental cash flows, stock based compensation
Net cash receipts from exercise of stock options and vesting of other stock awards	4	9	13
TDS Parent Company
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	7	13	13
Cash disbursements for payment of taxes	(3)	(4)
Net cash receipts from exercise of stock options and vesting of other stock awards	4	9	13
U.S. Cellular
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	5	12	7
Cash disbursements for payment of taxes	(4)	(6)	(5)
Net cash receipts from exercise of stock options and vesting of other stock awards	$ 1	$ 6	$ 2
Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Shares withheld	120,560	126,747	3,163
Common shares withheld	$ 3	$ 4
U.S. Cellular Common Shares | U.S. Cellular
Supplemental cash flows, stock based compensation
Shares withheld	144,755	308,010	228,011
Common shares withheld	$ 6	$ 13	$ 8